Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives	Depreciation of property, plant and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Intangible Assets Estimated Useful Lives	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	50 years
Trademark	5 years
Software	3 years

Schedule of Currency Exchange Rate

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2024	September 30, 2023	September 30, 2022
Period-end US$: RMB exchange rate	7.0176	7.2960	7.1135
Period-end US$: HK exchange rate	7.7693	7.8308	7.8498
Period average US$: RMB exchange rate	7.2043	7.0533	6.5532
Period average US$: HK exchange rate	7.8127	7.8310	7.8228